December 5, 1997



Dear LifeTrust Contract Owner:

The information below supplements MML Bay State Life Insurance Company's LifeTrust Variable Annuity Prospectus dated May 1, 1997. Please place this supplement with your prospectus and retain it for future reference.


--------------------------------------------------------------------------------


                                   LIFETRUST
                       Supplement dated December 5, 1997
                      to the Prospectus dated May 1, 1997


The LifeTrust Variable Annuity Prospectus is amended as follows:

The following sentence is added as the second sentence under the paragraph captioned "Electronic Data Transmission of Application Information" on page 10:
The Contract Owner must sign the Application prior to exercising any ownership rights in the Contract.





December 5, 1997